PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Other receivable	$ 1,082	$ 1,241
Prepaid rental expenses	8,846	7,288
Advance to suppliers	607	1,095
Prepaid advertisement expenses	454	565
Short-term deposits	157	451
Interest receivable	1,143	1,051
Staff advances and others	1,780	2,166
Option exercising cost receivable	744	2,785
Prepaid expenses and other current assets	$ 14,813	$ 16,642